OTHER LIABILITIES, Reconciliation of Loans and Borrowings (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Reconciliation of Loans and Borrowings [Abstract]
Total loans and borrowings beginning balance	$ 0
Amount Financed	3,059,709
Modifications	(38,131)
Cash Repayments	(435,535)
Total loans and borrowings ending balance	2,586,043
Loans and Borrowings [Member]
Reconciliation of Loans and Borrowings [Abstract]
Total loans and borrowings beginning balance	0
Amount Financed	2,708,052
Modifications	(38,131)
Cash Repayments	(352,303)
Total loans and borrowings ending balance	2,317,618
Lease Liabilities [Member]
Reconciliation of Loans and Borrowings [Abstract]
Total loans and borrowings beginning balance	0
Amount Financed	351,657
Modifications	0
Cash Repayments	(83,232)
Total loans and borrowings ending balance	$ 268,425